Loans and Borrowings - Summary of Finance Lease Liabilities Payable (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	₺ 133,570	₺ 54,273
Future Finance charges	10,850	6,159
Recognized as a liability	122,720	48,114
Less Than One Year [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	17,447	7,908
Future Finance charges	2,891	1,333
Recognized as a liability	14,556	6,575
Between One and Five Years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	55,722	26,506
Future Finance charges	5,541	3,752
Recognized as a liability	50,181	22,754
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	60,401	19,859
Future Finance charges	2,418	1,074
Recognized as a liability	₺ 57,983	₺ 18,785